Note 5 - Restatement and Revision of Financial Statements	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
5.	REVISION AND REVISION OF FINANCIAL STATEMENTS

( a)	Restatement of financial statements

Management identified operational issues in customer enrolment and non-payment in the Texas residential market. Management revisited the allowance for doubtful accounts as at
March 31, 2019
and determined that additional reserves of
$53.7
million were required at
March 31, 2019.
Management also identified collection issues in the United Kingdom (“U.K.”) market and determined that additional reserves of
$57.5
million were required at
March 31, 2019.
Management determined that the understatement was material, and as a result the financial statements for the year ended
March 31, 2019
should be restated. Accordingly, in compliance with IAS
10,
Events after the balance sheet date, the authorization date of these financial statements has been updated to
August 14, 2019,
and the financial statements reflect all subsequent events up to this date.

The following tables summarize the effects of the adjustment described above.

Line items on the restated consolidated statement of financial position and restated consolidated statement of changes in shareholders’ equity

	As at March 31, 2019		As at March 31, 2019
	(As revised Note 5(b))	Adjustment	(Restated)
Trade and other receivables	$783,780	$(111,165)	$672,615
Current assets	$1,133,423	$(111,165)	$1, 022,258
Deferred income tax assets	9,492	(8,400)	1,092
Long term liabilities	603,674	(8,400)	595,274
Total Assets	$1,746,068	$(119,565)	$1, 626,503

Accumulated deficit	$(1,271,136)	$(119,565)	$(1,390,701)
Total shareholders’ equity deficit	$30,550	$(119,565)	$(89,015)
Total liabilities and shareholders’ equity deficit	$1,746,068	$(119,565)	$1,626,503

Line items on the restated consolidated statements of income (loss)

	As at March 31, 2019		As at March 31, 2019
	(As revised Note 5(b))	Adjustment	(Restated)
Other operating expenses	$115,016	$111,165	$226,181
Total expenses	$569,944	$111,165	$681,109
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	$142,271	$(111,165)	$31,106
Profit (loss) before income taxes	$(97,662)	$(111,165)	$(208,827)
Provision for (recovery of) income taxes	2,829	8,400	11,229
Profit (loss) from continuing operations	$(100,491)	$(119,565)	$(220,056)
Profit (loss) for the year	$(122,870)	$(119,565)	$(242,435)
Profit (loss) for the year attributable to:
Shareholders of Just Energy	$(122, 678)	$(119,565)	$(242,243)
Non-controlling interest	(192)	-	(192)
Earnings (loss) per share from continuing operations
Basic	$(0.73)	$(0.80)	$(1.54)
Diluted	$(0.73)	$(0.80)	$(1.54)
Earnings (loss) per share available to shareholders
Basic	$(0.88)	$(0.80)	$(1.68)
Diluted	$(0.88)	$(0.80)	$(1.68)

Line items on restated consolidated statements of comprehensive income (loss)

	As at March 31, 2019		As at March 31, 2019
	( As revised Note 5(b))	Adjustment	(Restated)
Profit (loss) for the year	$(122,870)	$(119,565)	$(242,435)
Total comprehensive income (loss) for the year, net of tax	$(117,848)	$(119,565)	$(237,413)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	$(117,656)	$(119,565)	$(237,221)

Line items on restated consolidated statement of cash flows

	As at March 31, 2019		As at March 31, 2019
	( As revised Note 5(b) )	Adjustment	(Restated)
Profit (loss) from continuing operations before income taxes	$(97,662)	$(111,165)	$(208,827)
Profit (loss) before income taxes	$(120,037)	$(111,165)	$(231,202)
Net change in working capital balances	$(124,138)	$111,165	$(12,973)

(b)	Revision of financial statements

During the
fourth
quarter ended
March 31, 2019,
management identified immaterial errors in certain balance sheet accounts related to flat delivery gas markets. These errors relate to fiscal years ended
March 31, 2017
and earlier.

In accordance with accounting guidance in IAS
8,
Accounting policies, accounting estimates and errors, as well as guidance found in Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin
No.
99,
Materiality, and Staff Accounting Bulletin
No.
108,
Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements, the Company assessed the materiality of the errors and concluded that it was not
material to any of the Company’s previously issued financial statements. The Company assessed that correcting these historical errors in the current period would be material to the current period. The Company revised its opening retained earnings at the beginning of the earliest period presented to correct the effect of the matters. The revision does not
have an impact on the consolidated statements of income (loss) for fiscal
2018
and
2019.

The errors occurred before the earliest period presented in the financial statements, and as a result the net effect on opening balances of assets, liabilities and equity of
$14.2
million was recorded as an adjustment to opening retained earnings. The following table presents the effect of the correction on the consolidated statement of financial position as at
March 31, 2018.

	As previously reported	Adjustment	As revised
Trade and other receivables	$664,528	$(5,684)	$658,844
Gas in storage	11,812	(9,470)	2,342
Other current assets	109,697	2,517	112,214
Trade and other payables	(583,655)	6,363	(590,018)
Deferred revenue	(41,684)	2,974	(38,710)
Income tax payable	(7,304)	1,818	(5,486)
Deficit	$(1,066,931)	$(14,208)	$(1,081,139)